SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2024
Scientific Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Scientific Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years